Acquisition - (Reconciliation of Gross Proceeds) (Details) $ / shares in Units, $ in Millions	9 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Business Combination Segment Allocation [Line Items]
Total gross cash proceeds	$ 330.0
Less: SEAC warrant exchange payment	(12.5)
Less: Transaction costs	(19.2)
Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)	278.2
Add: Transaction costs accrued and not paid, net of transaction costs previously paid	3.5
Net cash proceeds from the sale of noncontrolling interest in Lionsgate Studios per the condensed consolidated statement of cash flows	281.7
LIONS GATE ENTERTAINMENT CORP [Member]
Business Combination Segment Allocation [Line Items]
Total gross cash proceeds	330.0
Less: SEAC warrant exchange payment	(12.5)
Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)	278.2
Add: Transaction costs accrued and not paid, net of transaction costs previously paid	3.5
Net cash proceeds from the sale of noncontrolling interest in Lionsgate Studios per the condensed consolidated statement of cash flows	281.7
Screaming Eagle Acquisition Corp | LIONS GATE ENTERTAINMENT CORP [Member]
Business Combination Segment Allocation [Line Items]
Less: Transaction costs	$ (39.3)
Public Warrants [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 0.5
Warrants outstanding	$ 0.0